Share-Based Payment (Details) - Schedule of RSU Activities - RSU [Member]	12 Months Ended
Jun. 30, 2023 $ / shares shares
Share-Based Payment (Details) - Schedule of RSU Activities [Line Items]
Number of Shares, Outstanding at beginning | shares	196,200
Weighted- Average Grant Date Fair Value Outstanding at beginning | $ / shares	$ 3.1
Number of Shares, Granted | shares	1,161,000
Weighted- Average Grant Date Fair Value, Granted | $ / shares	$ 1.14
Number of Shares, Vested | shares	(1,205,300)
Weighted- Average Grant Date Fair Value, Vested | $ / shares	$ 1.21
Number of Shares, Forfeited or expired | shares	(48,000)
Weighted- Average Grant Date Fair Value, Forfeited or expired | $ / shares	$ 3.15
Number of Shares, Outstanding at end | shares	103,900
Weighted- Average Grant Date Fair Value, Outstanding at end | $ / shares	$ 3.07